Note 14 - Operating Lease Commitments (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure Text Block Supplement [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
2014	$7,449
2015	4,970
2016	3,625
2017	2,900
2018	2,482
Thereafter	17,295
$38,721